Loans Receivable and Allowance for Loan Losses (Loans Receivable Modified as Troubled Debt Restructurings, Previous 12 Months) (Details) (TDR's, Subsequently Defaulted [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013 Contracts	Dec. 31, 2012 Contracts	Dec. 31, 2011 Contracts
Still in Payment Default at Year End [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	17
Recorded Investment	$ 11,100
Less Than 30 Days Past Due [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	5
Recorded Investment	5,400
TDR contracts in payment default, period	30 days
YTD [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	18	16	20
Recorded Investment	11,752	10,702	16,057
YTD [Member] | Commercial and industrial [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	8	3	4
Recorded Investment	1,372	3,901	5,531
YTD [Member] | Owner occupied real estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	3	0	0
Recorded Investment	926	0	0
YTD [Member] | Commercial construction and land development [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	2	6	11
Recorded Investment	2,288	6,169	9,162
YTD [Member] | Commercial real estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1	1	2
Recorded Investment	3,275	66	747
YTD [Member] | Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	2	2	3
Recorded Investment	3,338	258	617
YTD [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	2	4	0
Recorded Investment	$ 553	$ 308	$ 0